Cash Flow Detail - Financing Activities, Dividends and Shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends [Line Items]
Dividends paid	€ (3,630)	€ (1,296)	€ (2,742)
Proceeds from share capital increase	0	323	0
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(604)	(223)	(504)
Operations with other equity holders	(354)	(1,020)	390
Undated deeply subordinated securities
Dividends [Line Items]
Operations with other equity holders	1,750	500	1,800
Acquisition of undated deeply subordinated securities (Note 17)	(1,750)	(385)	(935)
Payments for equity	0	(808)	(118)
Coupon related to undated deeply subordinated securities
Dividends [Line Items]
Payments for equity	(354)	(327)	(357)
Telefonica Moviles Guatemala & Telefonica Celular de Nicaragua & Telefonica Moviles Panama
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	0	0	(414)
Dividends paid by Telefonica, S.A.
Dividends [Line Items]
Dividends paid	(617)	(825)	(2,056)
Non-controlling interests in Telefonica Brasil, S.A.
Dividends [Line Items]
Dividends paid	(198)	(227)	(352)
Non-controlling interests of Telefonica Deutschland
Dividends [Line Items]
Dividends paid	(165)	(156)	(247)
Noncontrolling interest of Telefonica Centroamerica
Dividends [Line Items]
Dividends paid	0	(39)	0
Payments to non-controlling interests of Telecommunications towers divisions of Telxius
Dividends [Line Items]
Dividends paid	(2,603)	0	0
Payments to non-controlling interests of Telxius Telecom, S.A.
Dividends [Line Items]
Dividends paid	(42)	(44)	(86)
Others
Dividends [Line Items]
Dividends paid	(5)	(5)	(1)
Share capital increase Pontel and Telxius (see Note 17.i)
Dividends [Line Items]
Proceeds from share capital increase	0	323	0
Telefonica Brasil S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(78)	0	0
Telefonica Deutschland Holding A.G.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(51)	0	0
Telefonica, S.A.
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	(478)	(217)	(86)
Telefónica Hispam Norte
Dividends [Line Items]
(Payments)/proceeds of treasury shares and other operations with shareholders and with minority interests	€ 3	€ (6)	€ (4)